About These Statements - Earnings for the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 176	$ 27
Increase in post-tax discount rate	10.00%
Increase (decrease) in relevant commodity prices	$ (77)
Percentage of reasonably possible decrease in unobservable input assets	10.00%
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 19
Hedging instrument, liabilities		$ (45)
Foreign exchange risk | Australia
Disclosure of detailed information about hedging instruments [line items]
Increase in post-tax discount rate	7.00%	10.00%
Percentage of reasonably possible decrease in unobservable input assets	7.00%	10.00%